Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net [Abstract]
Inventory allowance	$ 229,611	$ 20,835	$ (119,995)